ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$

Advance from end users*	1,218	1,269
Deposit from customers**	485	485
Business tax and other taxes payable	120	123
Professional fees and services payable	1,276	663
Promotional events payables	347	363
Unfavorable contract - current	5,407	5,944
Others	496	638
Accrued expenses and other current liabilities	9,349	9,485
*	Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.
**	Deposit from customers represents deposit payments received by the Group from customers in the data center business.